Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding
The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2021	2020
Balance, beginning of year	$0.2	$(0.6)
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps	(2.6)	0.8

Total fair value, end of year	$(2.4)	$0.2

Current asset portion	$1.8	$0.8
Current liability portion	$(4.2)	$(0.6)

Schedule of Financial Instruments Outstanding
Obsidian Energy had the following financial instruments outstanding as at December 31, 2021. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing			Fair value (millions)
Oil
WTI Swaps	2,000 bbl/d	January 2022		$97.25/bbl		$0.2
WTI Swaps (1)	1,502 bbl/d	Q1 2022	US$	66.24/bbl		(1.5)
WTI Swaps (1)	1,121 bbl/d	Q2 2022	US$	65.11/bbl		(1.0)
WTI Swaps (1)	593 bbl/d	Q3 2022	US$	63.26/bbl		(0.7)
WTI Swaps (1)	606 bbl/d	Q4 2022	US$	62.30/bbl		(0.5)
Heavy Oil Differential (1)	939 bbl/d	Q1 2022	US$	(17.45	)/bbl	(0.3)
Heavy Oil Differential (1)	801 bbl/d	Q2 2022	US$	(15.43	)/bbl	(0.2)
AECO Swaps
AECO Swaps	25,591 mcf/d	Q1 2022		$4.63/mcf		1.6

Total						$(2.4)

(1)
PROP Energy 45 Limited Partnership, our wholly owned subsidiary that purchased
45
percent of the PROP units from a third party on

November 24, 2021, entered into the financial hedges in conjunction with the limited recourse acquisition financing.

Disclosure Details Of Financial Contracts One	Subsequent to December 31, 2021, the Company entered into the following additional financial hedges on a weighted average
basis:

	Notional volume	Term	Pricing
Oil
WTI Swaps	6,016 bbl/d	January 2022	$99.34/bbl
WTI Swaps	8,634 bbl/d	February 2022	$102.50/bbl
WTI Swaps	7,500 bbl/d	March 2022	$108.72/bbl
WTI Swaps	500 bbl/d	April 2022	$115.00/bbl

AECO Swaps
AECO Swaps	11,848 mcf/d	April 2022 – October 2022	$4.31/mcf

Components of Risk Management on Consolidated Statements of Income (Loss)
The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2021	2020
Realized
Settlement of commodity contracts	$(12.0)	$20.9

Total realized risk management gain (loss)	$(12.0)	$20.9
Unrealized
Commodity contracts	$(2.6)	$0.8

Total unrealized risk management gain (loss)	(2.6)	0.8

Risk management gain (loss)	$(14.6)	$21.7

Disclosure of Detailed Information about Accounts Receivable	As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2021	$62.0	$5.1	$1.8	$68.9
2020	$29.5	$5.6	$5.7	$40.8

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities
The following table outlines estimated future obligations for non-derivative
financial liabilities as at December 31, 20
2
1:

	Long-term debt (1)	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2022	$391.0	$95.5	$12.3	$498.8
2023	—	1.5	3.1	4.6
2024	—	—	2.2	2.2
2025	—	—	—	—
2026	—	—	—	—
Thereafter	$—	$—	$—	$—

(1)	The 2022 figure includes $321.5 million related to the syndicated credit facility, which at the balance sheet date was due for renewal in 2022.